PERKINS DISCOVERY FUND

Schedule of Investments

December 31, 2025 (unaudited)

		Shares	Value
99.54%	COMMON STOCKS

13.80%	BIOTECHNOLOGY
	Elutia, Inc. (A)	37,500	$25,976
	MDxHealth SA(A)	32,500	116,025
	Veracyte, Inc. (A)	14,000	589,400
	Vericel Corp.(A)	6,000	216,060
			947,461
6.33%	CONSUMER DISCRETIONARY
	Magnite, Inc. (A)	20,000	324,600
	Perion Network Ltd.(A)	11,500	110,170
			434,770
15.64%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc. (A)	6,350	501,269
	Cryoport, Inc. (A)	15,000	144,000
	NeoGenomics, Inc. (A)	22,000	258,720
	Owlet, Inc. (A)	10,500	169,995
			1,073,984
4.03%	HEALTH CARE MANUFACTURING
	AtriCure, Inc. (A)	7,000	276,920
19.70%	HEALTH CARE SUPPLIES
	Axogen, Inc.(A)	27,000	883,710
	BioLife Solutions, Inc.(A)	12,500	302,250
	Exagen, Inc. (A)	15,000	91,200
	TELA Bio, Inc.(A)	64,000	75,520
			1,352,680
10.84%	HEALTH CARE SUPPORT
	Natera, Inc. (A)	37,570	744,543

PERKINS DISCOVERY FUND

Schedule of Investments

December 31, 2025 (unaudited)

		Shares	Value
8.59%	HEALTH CARE TECHNOLOGY
	Butterfly Network,¬Inc. (A)	60,500	$229,900
	OptimizeRX Corp.(A)	14,000	171,640
	Tactile Systems Technology, Inc.(A)	6,500	188,500
			590,040
8.97%	INFORMATION TECHNOLOGY
	Digi International, Inc. (A)	6,000	259,740
	Inuvo, Inc. (A)	37,500	93,000
	SkyWater Technology, Inc. (A)	14,500	263,320
			616,060
11.64%	SOFTWARE SERVICES
	Asure Software, Inc. (A)	23,500	221,370
	Backblaze, Inc.(A)	30,000	139,800
	ePlus, Inc.(A)	5,000	438,500
			799,670
99.54%	TOTAL COMMON STOCKS		6,836,128
	(Cost: $2,943,473)

0.52%	MONEY MARKET FUND
	Fidelity Government Portfolio(A) 3.670%	35,693	35,693
	(Cost: $35,693)		6,871,821
100.06%	TOTAL INVESTMENTS
	(Cost: $2,979,166)
(0.06%)	Liabilities in excess of other assets		(4,288)
100.00%	NET ASSETS
			$6,867,533

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2025.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prces in active markets for identical securities.

Level 2 includes other significant observable inputs (including quoted prices for similar securities, interet rates, prepayment speeds, credit, risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$6,836,128	$-	$-	$6,836,128
MONEY MARKET FUND	35,693	-	-	35,693
TOTAL INVESTMENTS	$6,871,821	$-	$-	$6,871,821

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $2,979,166, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,435,867
Gross unrealized depreciation	(543,212)
Net unrealized appreciation	$3,892,655